Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

3 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	Useful life	December 31, 2019	December 31, 2018
Trademarks and Copyrights	20 years	$11,300	$11,300
Less: Accumulated amortization		(5,130)	(4,565)
Intangible Assets, net		$6,170	$6,735

Amortization of trademarks and copyrights amounted to $565 and $563 the years ended December 31, 2019 and 2018, respectively. At December 31, 2019, the future remaining amortization periods for trademarks and copyrights are approximately 12 years.